Employee Benefits (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2018		Dec. 31, 2017
Current liabilities for:
Holiday	₪ 112		₪ 115
Sick leave	133		142
Early retirement	329		16
Current maturities of pensioner benefits	7		7
Total current liability for employee benefits	581	[1]	280
Non-current liabilities for:
Voluntary redundancy for employees transferred from civil service	241
Liability for pensioner benefits	115		120
Severance compensation (net) (see composition below)	54		57
Early notice	23		23
Pension	12		72
Total non-current liabilities for employee Benefits	445	[1]	272
Total liabilities for employee benefits	1,026		552
Composition of liabilities for severance pay:
Liabilities for severance pay	218		224
Fair value of plan assets	(164)		(167)
Total composition of liabilities for severance pay	₪ 54		₪ 57

[1]	For information regarding early adoption of IFRS 16, Leases, see Note 2.I.1.